File No. 333-205056

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 5, 2015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 2

Jackson Variable Series Trust
 (Exact Name of Registrant as Specified in Charter)

1 Corporate Way
Lansing, Michigan 48951
(Address of Principal Executive Offices)

(517) 381-5500
(Registrant's Area Code and Telephone Number)

225 West Wacker Drive
Suite 1200
Chicago, Illinois 60606
(Mailing Address)

With copies to:

DIANA R. GONZALEZ, ESQ. Jackson Variable Series Trust Assistant Vice President 225 W Wacker Drive, Suite 950 Chicago, IL 60606	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 N Wacker Drive 32nd Floor Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

This Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.
Title of securities being registered: shares of beneficial interest in the series of the registrant designated as the JNL/The Boston Company Equity Income Fund.
No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-177369 and 811-22613).

JACKSON VARIABLE SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners*

Notice of Special Meeting*

Contract Owner Voting Instructions*

Part A - Proxy Statement/Prospectus*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

*    Incorporated by reference from Registrant's Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on June 18, 2015 and as revised and subsequently filed in definitive form pursuant to Rule 497 on July 20, 2015 (Form No. 333-205056) (the "Registration Statement").

Explanatory Note

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinion of Ropes & Gray LLP as to tax matters (Exhibit 12) for the reorganization of the JNAM Guidance – Equity Income Fund into the JNL/The Boston Company Equity Income Fund.

PART C
OTHER INFORMATION

Item 15.                           Indemnification

Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VI of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered  Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.  Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.  For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.
(f) Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.
(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 16. Exhibits

(1)			Amended and Restated Agreement and Declaration of Trust of Registrant dated April 27, 2015. [12]

(2)			Amended and Restated By-Laws of Registrant dated April 27, 2015. [12]

(3)			Not Applicable

(4)			Plan of Reorganization; filed as Appendix A to the Proxy Statement and Prospectus set forth as Part A of this Registration Statement on Form N-14. [13]

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant's Amended and Restated Declaration of Trust and By-laws (Exhibits (1) and (2)).

(6)	(a)		Jackson National Asset Management, LLC ("JNAM")

		(i)	Investment Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015. [12]

		(ii)	Amendment effective September 28, 2015 to the Investment Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015. [15]

	(b)		The Boston Company Asset Management LLC ("The Boston Company")

		(i)	Investment Sub-Advisory Agreement between JNAM and The Boston Company dated April 27, 2015. [12]

(7)	(a)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC ("JNLD"), effective September 10, 2012.[5]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.[6]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.[8]

		(iv)	Amendment, effective December 31, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013. [10]

		(v)	Amendment, effective April 28, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013. [10]

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.[11]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013. [12]

		(viii)	Amendment, effective September 28, 2015, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013. [15]

(8)			Not Applicable.

(9)	(a)	(i)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. ("JPMorgan Chase") dated March 24, 2011.[1]

		(ii)	Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011.[1]

(iii)
Settled Securities Class Action Services Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011, which supplements the Master Global Custody Agreement between Curian Series Trust and JPMorgan Chase dated March 24, 2011.[1]

		(iv)	Addendum to Master Global Custody Agreement between Registrant and JPMorgan Chase dated November 30, 2011.[2]

		(v)	Amendment, effective March 1, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[4]

		(vi)	Amendment, effective September 10, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[5]

		(vii)	Amendment, effective December 14, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[6]

		(viii)	Amendment, effective April 29, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[6]

		(ix)	Amendment, effective September 16, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[8]

		(x)	Amendment, effective April 28, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011. [10]

		(xi)	Amendment, effective September 15, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[11]

		(xii)	Amendment, effective April 27, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011. [12]

		(xiii)	Amendment, effective June 19, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011. [15]

		(xiv)	Amendment, effective July 1, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011. [15]

		(xv)	Amendment, effective September 28, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011. [15]

	(b)	(i)
Master Global Custody Agreement between JPMorgan Chase, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd. ("Cayman Custody Agreement"), effective June 16, 2011; Settled Securities Class Action Services Addendum, dated June 16, 2011; and International Proxy Voting Addendum, dated June 16, 2011. [11]

		(ii)	Addendum, effective July 1, 2013, to the Cayman Custody Agreement dated June 16, 2011.[8]

		(iii)	Addendum, effective April 28, 2014, to the Cayman Custody Agreement dated June 16, 2011.[10]

		(iv)	Addendum, effective April 27, 2015, to the Cayman Custody Agreement dated June 16, 2011. [15]

		(v)	Addendum, effective June 19, 2015, to the Cayman Custody Agreement dated June 16, 2011. [15]

	(c)	(i)	Holding Account Agreement, effective July 1, 2013, between Registrant, on behalf of the Curian/Van Eck International Gold Fund Ltd., and The Bank of Nova Scotia ("Scotiabank").[8]

(ii)
Amendment, effective April 27, 2015, to Holding Account Agreement, effective July 1, 2013, between Registrant, on behalf of the JNL/Van Eck International Gold Fund Ltd. and The Bank of Nova Scotia ("Scotiabank"). [15]

	(d)	(i)
Master Custodian Agreement between JNL/PPM America Floating Rate Income Fund and State Street Bank and Trust Company ("State Street") (the "State Street Custodian Agreement"), dated December 30, 2010; and Class Action Services Agreement, effective September 2, 2014.[13]

		(ii)	Revised Amendment dated April 14, 2015, to Class Action Services Agreement between Registrant and State Street, dated September 2, 2014. [15]

		(iii)	Revised Amendment dated April 27, 2015, to State Street Custodian Agreement between Registrant and State Street, dated December 30, 2010. [15]

		(iv)	Revised Amendment dated September 28, 2015, to State Street Custodian Agreement between Registrant and State Street, dated December 30, 2010. [15]

		(v)	Revised Amendment dated September 28, 2015, to Class Action Services Agreement between Registrant and State Street, dated September 2, 2014. [15]

(10)	(a)		Distribution Plan, effective September 10, 2012.[5]

	(b)		Amendment to Distribution Plan, dated September 11, 2012.[6]

	(c)		Amendment to Distribution Plan, effective April 29, 2013.[6]

	(d)		Amendment to Distribution Plan, effective September 16, 2013.[7]

	(e)		Amendment to Distribution Plan, effective April 28, 2014.[9]

	(f)		Amendment to Distribution Plan, effective September 15, 2014.[11]

	(g)		Amendment to Distribution Plan, effective April 27, 2015. [12]

	(h)		Amendment to Distribution Plan, effective September 28, 2015. [15]

(11)			Opinion and Consent of Counsel regarding legality of shares being registered. [15]

(12)			Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement, attached hereto.

(13)	(a)	(i)	Administration Agreement between Registrant and JNAM dated April 27, 2015. [12]

		(ii)	Amendment effective September 28, 2015 to the Administration Agreement between Registrant and JNAM dated April 27, 2015. [15]

		(iii)	Amendment effective October 1, 2015 to the Administration Agreement between Registrant and JNAM dated April 27, 2015. [15]

	(b)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company ("Jackson National Life"), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[2]

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[8]

(iii)
Second Amendment, effective December 31, 2014, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012. [12]

(iv)
Amendment, effective April 27, 2015, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012. [15]

	(c)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York ("JNLNY"), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[2]

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[8]

(iii)
Second Amendment, effective December 31, 2014, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012. [12]

(iv)
Amendment, effective April 27, 2015, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012. [15]

	(d)	(i)
Participation Agreement between Registrant, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc, iShares U.S. ETF Company, Inc., and iShares Sovereign Screened Global Bond Fund, Inc. (collectively, "iShares") dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Participation Agreement between Registrant and iShares dated January 31, 2012. [15]

	(e)	(i)	Investing Fund Agreement between Registrant and Market Vectors ETF Trust dated February 13, 2013.[6]

		(ii)	Amendment, effective April 27, 2015, to Investing Fund Agreement between Registrant and Market Vectors ETF Trust dated February 13, 2013. [15]

	(f)	(i)	Participation Agreement between Registrant and PIMCO ETF Trust dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Participation Agreement between Registrant and PIMCO ETF Trust dated January 31, 2012. [15]

	(g)	(i)
Purchasing Fund Agreement between Registrant, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (collectively, "PowerShares") dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Purchasing Fund Agreement between Registrant and PowerShares dated January 31, 2012. [15]

	(h)	(i)	Purchasing Fund Agreement between Registrant, SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Purchasing Fund Agreement between Registrant, SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust dated January 31, 2012. [15]

	(i)	(i)	Investing Fund Agreement between Registrant, The Select Sector SPDR Trust, SPDR Series Trust, and SPDR Index Shares Funds dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Purchasing Fund Agreement between Registrant, The Select Sector SPDR Trust, SPDR Series Trust, and SPDR Index Shares Funds dated January 31, 2012. [15]

	(j)	(i)
Investing Agreement between Registrant, Vanguard Admiral Funds, Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Star Funds, Vanguard Tax-Managed Funds, Vanguard Whitehall Funds, and Vanguard World Funds (collectively, "Vanguard") dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Investing Agreement between Registrant and dated January 31, 2012. [15]

	(k)	(i)	Investing Fund Participation Agreement between Registrant and FlexShares Trust dated December 16, 2013. [10]

		(ii)	Amendment, effective April 27, 2015, to Investing Fund Participation Agreement between Registrant and FlexShares Trust dated December 16, 2013. [15]

	(l)	(i)
Investing Fund Agreement between Registrant and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX® Fund, and First Trust Exchange-Traded AlphaDEX® Fund II  (collectively, "First Trust") dated April 24, 2014.[11]

		(ii)	Investing Fund Agreement between Registrant and First Trust dated May 20, 2015. [15]

	(m)	(i)	Participation Agreement between Registrant and Schwab Strategic Trust dated April 22, 2014. [11]

		(ii)	Amendment, effective April 27, 2015, to Participation Agreement between Registrant and Schwab Strategic Trust dated April 22, 2014. [15]

	(n)	(i)	Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[2]

		(ii)	Amendment, effective March 1, 2012, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[4]

		(iii)	Amendment, effective September 10, 2012, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[5]

		(iv)	Amendment, effective April 29, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[6]

		(v)	Amendment, effective August 28, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[9]

		(vi)	Amendment, effective September 16, 2013, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[8]

		(vii)	Amendment, effective April 28, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[10]

		(viii)	Amendment, effective August 21, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[11]

		(ix)	Amendment, effective September 15, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[11]

		(x)	Amendment, effective April 27, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011. [12]

		(xi)	Amendment, effective September 28, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011. [15]

	(o)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated January 1, 2012.[2]

	(p)		Management Fee Waiver Agreement, effective April 27, 2015, between Registrant and JNAM. [12]

	(q)		Management Fee Waiver Agreement, effective April 27, 2015, between Registrant and JNAM. [12]

	(r)	(i)	Fund Compliance Services Agreement between Registrant and JFS effective October 5, 2011.[2]

		(ii)	Amendment, effective December 14, 2012, to Fund Compliance Services Agreement between Registrant and JFS dated October 5, 2011.[6]

		(iii)	Amendment, effective August 28, 2013, to Fund Compliance Services Agreement between Registrant and JFS dated October, 2011.[9]

(s)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Series Trust, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Curian Series Trust, JNAM and Curian Capital, LLC. [12]

	(t)		Initial Capital Agreement, dated November 30, 2011, between Registrant and Jackson National Life. [2]

(14)			Consent of Auditors. [14]

(15)			None.

(16)			Powers of Attorney, dated June 4, 2015. [13]

(17)			Form of Voting Instructions and Proxy Card. [14]

[1]
Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A (333-177369; 811-22613) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on October 19, 2011.

[2]	Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on January 26, 2012.

[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on March 1, 2012.

[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.

[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.

[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2013.

[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A filed with the SEC on June 14, 2013.

[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.

[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed with the SEC on March 14, 2014.

[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.

[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on January 16, 2015.

[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.

[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A filed with the SEC on June 9, 2015.

[14]	Incorporated by reference to Registrant's Registration Statement filed on Form N-14 filed with the Securities and Exchange Commission on June 18, 2015.

[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 31 to Registration Statement filed with the SEC on September 25, 2015.

Item 17.                           Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"),  the Registrant certifies that this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 ("Post-Effective Amendment") meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois on the 5th day of October 2015.

JACKSON VARIABLE SERIES TRUST

/s/ Diana R. Gonzalez
Diana R. Gonzalez
Assistant Vice President

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ David W. Agostine by Diana R. Gonzalez *	October 5, 2015
David W. Agostine
Trustee

/s/ Gregory P. Contillo by Diana R. Gonzalez *	October 5, 2015
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor by Diana R. Gonzalez *	October 5, 2015
Dylan E. Taylor
Trustee

/s/ Mark S. Wehrle by Diana R. Gonzalez *	October 5, 2015
Mark S. Wehrle
Trustee

/s/ Scot T. Wetzel by Diana R. Gonzalez *	October 5, 2015
Scot T. Wetzel
Trustee

/s/ Mark D. Nerud by Diana R. Gonzalez *	October 5, 2015
Mark D. Nerud
President and Chief Executive Officer

/s/ Daniel W. Koors by Diana R. Gonzalez *	October 5, 2015
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Diana R. Gonzalez, Attorney In Fact

EXHIBIT LIST
Exhibit Number	Exhibit Description

(12)	Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement